CONDENSED FINANCIAL INFORMATION OF OLD GLORY HOLDING COMPANY – PARENT COMPANY ONLY (Tables)	12 Months Ended
Dec. 31, 2025
SCHEDULE OF CONDENSED PARENT COMPANY ONLY FINANCIAL STATEMENTS

	For the Year Ended December 31, 2025	For the Period from December 9, 2024 (inception) through December 31, 2024
Total assets	$178,292,737	$25,000

	For the Year Ended December 31, 2025	For the Period from December 9, 2024 (inception) through December 31, 2024
General and administrative expenses	$379,159	$5,112
Net earnings on marketable securities held in Trust Account	4,606,744	-
Net income (loss)	$4,244,525	$(5,112)

Old Glory Holding Co [Member]
SCHEDULE OF CONDENSED PARENT COMPANY ONLY FINANCIAL STATEMENTS

The following are the condensed Parent Company Only financial statements as of and for the years ended December 31, 2025 and 2024:

Condensed Balance Sheets	2025	2024

Assets
Cash and cash equivalents	$212	$196
Investment in subsidiary	9,562	10,070
Total assets	$9,774	$10,266

Liabilities and Stockholders’ Equity

Total liabilities	$-	$-

Common stock	4	4
Surplus	57,547	42,657
Accumulated deficit	(47,226)	(32,384)
Accumulated other comprehensive loss	(551)	(11)
Total stockholders’ equity	9,774	10,266
Total liabilities and stockholders’ equity	$9,774	$10,266

OLD GLORY HOLDING COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(dollars in thousands, except share data)

December 31, 2025 and 2024

Condensed Statements of Loss	2025	2024

Equity loss of subsidiary	$13,375	$13,631

Total loss	13,375	13,631

Other noninterest expense	1,467	855

Total expense	1,467	855

Loss before income taxes	14,842	14,486
Income tax benefit	-	-

Net loss	$14,842	$14,486

Condensed Statements of Cash Flows	2025	2024

Operating activities:

Net loss	$(14,842)	$(14,486)

Adjustments to reconcile net loss to net cash used by operating activities:
Undistributed loss of subsidiary	13,375	13,631

Net cash used by operating activities	(1,467)	(855)

Investing activities:
Capital transfer to bank subsidiary	(12,307)	(12,830)

Net cash used in investing activities	(12,307)	(12,830)

Financing activities:
Exercise of stock options & warrants	10	386
Issuance of Reg D Class A shares	3,120	12,542
Issuance of Reg D Class B shares	2,880	-
Issuance of Reg A Class B shares	7,780	939

Net cash provided by financing activities	13,790	13,867

Increase in cash and cash equivalents	16	182

Cash and cash equivalents, beginning of year	196	14

Cash and cash equivalents, end of year	$212	$196

Non-Cash Investing Activities:
Dividend to bank subsidiary for stock compensation	1,099	687